Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mr. Szuhao Huang [Member]
Related Party Transaction [Line Items]
Balance due	$ 14,202	$ 0
Gasar Biotechnology Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenue	121,811	53,304	$ 0
Cost of revenue	$ 29,906	$ 13,746	$ 0
Supplementary Agreement [Member] | Mr. Szuhao Huang [Member]
Related Party Transaction [Line Items]
Fund interest rate, percentage	4.125%